CONDENSED BALANCE SHEETS (Parenthetical) - $ / shares	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017	Sep. 18, 2017
Preferred Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001	$ 0.0001
Preferred Stock, Shares Authorized	5,000,000	5,000,000	5,000,000
Preferred Stock, Shares Issued	0	0	0
Preferred Stock, Shares Outstanding	0	0	0
Common Class A [Member]
Temporary Equity, Shares Subscribed but Unissued	65,899,081	66,136,664	66,219,742
Common Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common Stock, Shares Authorized	500,000,000	500,000,000	500,000,000
Common Stock, Shares, Issued	3,100,919	2,863,336	2,780,258
Common Stock, Shares, Outstanding	3,100,919	2,863,336	2,780,258
Common Class B [Member]
Common Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001	$ 0.0001
Common Stock, Shares Authorized	50,000,000	50,000,000	50,000,000
Common Stock, Shares, Issued	17,250,000	17,250,000	17,250,000
Common Stock, Shares, Outstanding	17,250,000	17,250,000	17,250,000